Financing receivables - Changes in total allowance for credit losses (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022	Mar. 31, 2021
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan and lease losses, write-offs	¥ 63,127	[1]		¥ 681
Subsidiaries [Member] | Loans with the client [Member] | US | Subprime Borkerage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for losses			9,289	¥ 41,561
Financing receivable, allowance for credit loss, recovery	2,071		¥ 2,535
Allowance for loan and lease losses, write-offs	¥ 59,025

[1]	Includes ¥59,025 million of charge-offs in connection with the U.S. Prime Brokerage Event during the year ended March 31, 2023.